Share based compensation, Fair Values of the Options Granted (Details) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024 USD ($) yr $ / shares	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) yr $ / shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)
Weighted average assumptions [Abstract]
Award life (weighted average) | yr	5.47		5.73
Expected dividends	0.00%		0.00%
Other reserves within equity on consolidated statement | $	$ 4,866		$ 4,866		$ 4,651
Expense for awards recognized | $	300	$ 600	412	$ 1,649
Share Option Plan [member]
Weighted average assumptions [Abstract]
Other reserves within equity on consolidated statement | $	$ 4,100		$ 4,100		$ 4,200
Employees [Member]
Weighted average assumptions [Abstract]
Strike price (in dollars per share)	$ 9.51		$ 9.82
Non-executive Directors [Member]
Weighted average assumptions [Abstract]
Strike price (in dollars per share)	0.025		0.025
Bottom of Range [Member]
Weighted average assumptions [Abstract]
Share price (in dollars per share)	$ 6.69		$ 5.8
Expected volatility	85.00%		85.00%
Risk-free interest rate	3.54%		3.54%
Top of Range [Member]
Weighted average assumptions [Abstract]
Share price (in dollars per share)	$ 12.18		$ 14.81
Expected volatility	92.00%		92.00%
Risk-free interest rate	4.26%		4.52%